Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

The Amended and Restated Certificate of Incorporation dated February 18, 2014 authorized the issuance of 3,937,550 shares of common stock and 2,099,525 shares of preferred stock, with a par value of $0.001 per share. In April 2021 the Company increased the number of authorized shares to 7,000,000 shares of common stock and 2,460,802 shares of preferred stock, and increased the number of authorized shares of Series A Preferred Stock to 1,798,905. In October 2021 the Company increased the number of authorized shares to 10,487,904 shares of common stock and 3,297,061 shares of preferred stock. In February 2022, the Company increased the number of authorized shares to 130,000,000 shares of common stock and 20,000,000 shares of preferred stock. With respect to the preferred stock, 4,500,000 shares are designated Series A Preferred Stock and 491,222 shares are designated Series B Preferred Stock. As of June 30, 2023 and December 31, 2022, there were no shares of Series A Preferred stock or Series B Preferred Stock issued and outstanding.

Reverse Stock Split

On April 6, 2022, the Company effected a 1:2 reverse stock split (the “Reverse Stock Split”) by filing an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The Reverse Stock Split combined every two shares of our common stock issued and outstanding immediately prior to effecting the Reverse Stock Split into one share of common stock. Similarly, shares of Series A and Series B Preferred Stock became convertible into common stock at a conversion rate of one-to-0.5, subject to adjustments for stock dividends, splits, combinations, and similar events. No fractional shares were issued in connection with the Reverse Stock Split. All historical and per share amounts reflected throughout this document have been adjusted to reflect the Reverse Stock Split. The authorized number of shares and the par value per share of the Company’s common stock were not affected by the Reverse Stock Split.

Initial Public Offering

On April 26, 2022, the Company’s Registration Statement relating to the IPO was declared effective by the SEC. The IPO consisted of 3,200,000 shares of common stock, par value $0.001 per share at a public offering price of $5.00 per share. Pursuant to the Underwriting Agreement dated April 26, 2022, between the Company, The Benchmark Company, LLC (“Benchmark”) and Valuable Capital Limited (together with Benchmark, the “Underwriters”), the Company granted the Underwriters warrants to purchase a total of 96,000 shares of the Company’s common stock at an exercise price of $5.00 per share. The warrants expire on the fifth anniversary of the commencement of sales under the IPO. On April 27, 2022, the shares of the Company’s common stock began trading on the Nasdaq Capital Market LLC under the symbol “TNON.”

On April 29, 2022, the IPO closed, and the Company received approximately $13.8 million in net proceeds from the IPO after deducting the underwriting discount and commission and other estimated IPO expenses payable by the Company. As a result of the completion of the IPO, the Company converted the entirety of the outstanding principal and accrued interest of the convertible notes payable to 3,955,415 shares of the Company’s common stock.

On April 29, 2022, as result of the completion of the IPO, the Company converted all shares of Series A and Series B Preferred Stock to 2,693,342 shares of the Company’s common stock at the conversion rate detailed below and issued the common stock to the preferred stockholders.

Concurrent with the completion of the IPO and in accordance with the Amended and Restated Exclusive Sales Representative Agreement executed in May 2021, the counterparty to the agreement received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering and was issued 312,351 shares of the Company’s common stock to the Representative, fully satisfying the Company’s obligations. Also, as a result of the completion of the IPO, the Company issued 85,739 shares of its common stock to a consultant. The value of these shares issued at the IPO price of $5.00 per share was charged to operating expenses in the Company’s consolidated financial statements.

Registered Offering

On June 16, 2023, the Company closed the Registered Offering of a total of 10,000,000 units (the “Units”) for proceeds, net of issuance costs, of $4,808, with each Unit consisting of (i) one share of the Company’s common stock, and (ii) two warrants, each warrant to purchase one share of the Company’s common stock at an exercise price equal to $0.56 per share (the “Offering Warrants”). The Offering Warrants were exercisable upon issuance and will expire five years from the date of issuance. Per the terms of the Offering Warrants, the exercise price reset subsequent to quarter end on July 16, 2023 to $0.3146 per share.

Voting rights

The holders of vested shares of common stock are entitled to vote on any matter submitted to a vote of the stockholders and each such holder is entitled to one vote per share of common stock held. The holders of Series A and Series B Preferred Stock were entitled to vote together with the common stock as a single class on any matter submitted to a vote of the stockholders. Holders of Series A and Series B Preferred Stock were entitled to the number of votes equal to the number of common stock issuable upon conversion of their respective Series A and Series B Preferred Stock at the time such shares are voted. The holders of a majority of the preferred stock had additional voting rights as specified in the Company’s Amended and Restated Certificate of Incorporation, as amended.

Equity awards

In 2012, the Board of Directors of the Company (the “Board”) approved the Tenon Medical, Inc. 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of common stock options, appreciation rights, and other awards to employees, directors, and consultants. Options issued under the 2012 Plan generally vest over a period of two to four years and have a 10-year expiration date. In April 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 662,516. In July 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 737,516. In August 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan from 737,516 shares to 799,266 shares and approved the form of a 2022 Equity Incentive Plan.

On January 10, 2022 and February 2, 2022, the Board and stockholders, respectively, of the Company approved the Tenon Medical, Inc. 2022 Equity Incentive Plan (the “2022 Plan”), which was effective on April 25, 2022. The number of shares of common stock that may be subject to awards and sold under the 2022 Plan is equal to 1,600,000. Automatic annual increases in number of shares available for issuance under the 2022 Plan is equal to the least of (a) 1,100,000 shares, (b) 4% of the total number of shares of all classes of common stock outstanding on the last day of the immediately preceding fiscal year, or (c) such number determined by the 2022 Plan administrator no later than the last day of the immediately preceding fiscal year. Annual increases will continue until the tenth anniversary of the earlier of the Board or stockholder approval of the 2022 Plan, which is January 10, 2032. Upon the effective date of the 2022 Plan, the Board terminated the 2012 Plan such that no new equity awards will be issued by the 2012 Plan.

Compensation expense for the three and six months ended June 30, 2023 and 2022 includes the portion of awards vested in the periods for all equity-based awards granted, based on the grant date fair value estimated using a Black-Scholes option valuation model.

A summary of the Company’s stock option and restricted stock unit activity under its plans is as follows:

	Stock Options		Restricted Stock Units
	Number of Shares Subject to Outstanding Stock Options	Weighted Average Exercise Price per Share	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value per Share
Outstanding at December 31, 2022	898,844	$4.74	1,318,530	$7.93
Granted	75,500	$2.32	—	—
Released	—	—	(386,968)	$8.63
Canceled/Forfeited	(5,000)	$7.50	—	—
Outstanding at June 30, 2023	969,344	$4.55	931,562	$7.64

The following table sets forth stock-based compensation expense recognized for the three and six months ended June 30, 2023 and 2022:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Research and development	$378	$178	$750	$207
Sales and marketing	58	12	116	24
General, and administrative	618	362	1,228	490
Total stock-based compensation expense	$1,054	$552	$2,094	$721

At June 30, 2023, there were 488,992 shares available for issuance under the 2022 Plan.

Warrants

In April 2022, as noted above, the Company granted the Underwriters warrants to purchase a total of 96,000 shares of the Company’s common stock. The warrants are immediately exercisable at an exercise price of $5.00 per share and expire on the fifth anniversary of the commencement of sales under the IPO. The fair value of the warrants on the grant date was $2.75 per warrant, which was calculated based on the following weighted average assumptions, using a Black-Scholes option valuation model: expected term of 5.00 years; expected volatility of 62.55%; dividend yield of 0%; and risk-free interest rate of 2.92%. The Company recorded the fair value of these warrants of approximately $264 as an issuance cost to additional paid-in capital in 2022. As the IPO issuance costs were also recorded to additional paid-in capital, the net impact was $0.

In June 2023, as noted above, in connection with the Registered Offering, the Company issued Offering Warrants to purchase a total of 20,000,000 shares of the Company’s common stock. The Offering Warrants were exercisable upon issuance at an exercise price of $0.56 per share and will expire five years from the date of issuance. Per the terms of the Offering Warrants, the exercise price of the Offering Warrants reset on July 16, 2023, to a price equal to the greater of (i) $0.28 per share and (ii) 100% of the last VWAP (as defined in the Warrants) on July 14, 2023. The fair value of the Offering Warrants on the grant date was approximately $3,164, or $0.16 per warrant, which was calculated using a Monte-Carlo simulation to estimate the final exercise price, which is considered a Level 3 fair value measurement, using as inputs; the starting value of $0.30 per share, the Company’s VWAP on June 16; an assumed daily distribution of returns; a mean daily return of 5.18%; a short-term annual volatility of 100% and a standard deviation of 6.3%. The model used Black-Scholes to then calculate the estimated fair value of the Offering Warrants, using an estimated time to maturity of 4.9 years, a risk-free interest rate of 3.99% and a long-term volatility of 60%. The change in fair value at June 30, 2023 was immaterial and there were no unrealized gains or losses. Based on the accounting guidance under ASC 815, the Company determined that the Offering Warrants did not meet the criteria for classification as equity as of June 30, 2023. Accordingly, the Company classified the fair value of the Offering Warrants as a liability. The total of the Company’s stockholders’ equity plus the warrant liability at June 30, 2023 was $4,067. See Note 10.

9. Stockholders’ Equity

The Amended and Restated Certificate of Incorporation dated February 18, 2014 authorized the issuance of 3,937,550 shares of common stock and 2,099,525 shares of preferred stock, with a par value of $0.001 per share. In April 2021 the Company increased the number of authorized shares to 7,000,000 shares of common stock and 2,460,802 shares of preferred stock, and increased the number of authorized shares of Series A Convertible Preferred Stock (“Series A Preferred Stock”) to 1,798,905. In October 2021 the Company increased the number of authorized shares to 10,487,904 shares of common stock and 3,297,061 shares of preferred stock. In February 2022, the Company increased the number of authorized shares to 130,000,000 shares of common stock and 20,000,000 shares of preferred stock, of which 4,500,000 are designated “Series A Preferred Stock” and 491,222 are designated "Series B Preferred Stock”.

Initial Public Offering

On April 26, 2022, the Company’s Registration Statement relating to the IPO was declared effective by the SEC. The IPO consisted of 3,200,000 shares of common stock, par value $0.001 per share at a public offering price of $5.00 per share. Pursuant to the Underwriting Agreement dated April 26, 2022, between the Company, The Benchmark Company, LLC (“Benchmark”) and Valuable Capital Limited (together with Benchmark, the “Underwriters”), the Company granted the Underwriters warrants to purchase a total of 96,000 shares of the Company’s common stock at an exercise price of $5.00 per share. The warrants expire on the fifth anniversary of the commencement of sales under the IPO. On April 27, 2022, the shares of the Company’s common stock began trading on the Nasdaq Capital Market LLC under the symbol “TNON.”

On April 29, 2022, the IPO closed, and the Company received approximately $13.8 million in net proceeds from the IPO after deducting the underwriting discount and commission and other estimated IPO expenses payable by the Company. As a result of the completion of the IPO and as required under the terms of the convertible notes payable described in Note 6, the Company converted the entirety of the related outstanding principal and accrued interest to 3,955,415 shares of the Company’s common stock at the conversion price detailed in Note 6 and issued the common stock to the noteholders, fully satisfying the Company’s obligations.

On April 29, 2022, as result of the completion of the IPO, the Company converted all shares of Series A and Series B Preferred Stock to 2,693,342 shares of the Company’s common stock at the conversion rate detailed below and issued the common stock to the preferred stockholders, fully satisfying the Company’s obligations. This includes 1,172,346 shares issued to TTAG’s minority shareholder in accordance with the anti-dilution protection provisions of the Exchange Agreement.

Concurrent with the completion of the IPO and in accordance with the Amended and Restated Exclusive Sales Representative Agreement executed in May 2021, the counterparty to the agreement received anti-dilution protections to maintain ownership of 3.0% of the fully diluted equity of the Company through the date of an initial public offering and was issued 312,351 shares of the Company’s common stock to the Representative, fully satisfying the Company’s obligations. The value of these shares issued at the IPO price of $5.00 per share was charged to operating expenses in the Company’s consolidated statements of operations and comprehensive loss. Also, as a result of the completion of the IPO, the Company issued 85,739 shares of its common stock to a consultant, which were treated as issuance costs and netted against IPO proceeds.

Preferred Stock

On October 28, 2021, the Company entered into an Agreement (the “Exchange Agreement”) with TTAG’s minority shareholder. Pursuant to the Exchange Agreement, TTAG’s minority shareholder agreed to exchange 574,033 shares of Series A Convertible Preferred Stock issued by TTAG, representing its entire ownership interest in TTAG, for the Company’s Series A Preferred Stock, representing a 24% ownership interest in the Company’s fully-diluted capital, which includes the pro forma conversion of all outstanding convertible preferred stock and promissory notes, options, and warrants. Pursuant to the terms of the Exchange Agreement, the Company issued TTAG’s minority shareholder 2,550,763 shares of Series A Preferred Stock. These shares were subject to anti-dilution protection to maintain TTAG’s minority shareholder’s 24% ownership interest in the Company, excluding any shares issued by the Company in an IPO or a qualified offering of at least $5,000 at a per share price of at least $3.3737. Upon conversion of the Company’s convertible notes payable as described in Note 6, the Company issued 1,172,346 shares of its common stock to TTAG’s minority shareholder.

In accordance with ASC 810-10-45-23, the Company did not recognize any gain or loss in the consolidated statements of operations and comprehensive loss in conjunction with the Exchange Agreement. The carrying value of the non-controlling interest in TTAG was reduced to zero, and the value of the Company’s investment in TTAG increased accordingly. The shares of Series A Preferred Stock issued were recorded at fair value. The difference between the increase in the Company’s investment and the fair value of the Series A Preferred Stock issued was recorded as a decrease in Additional Paid in Capital (“APIC”). The resulting negative APIC was then reclassified to accumulated deficit.

In a series of closings from 2012 through 2015, the Company issued an aggregate of 491,222 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at $2.795 per share for proceeds of $1,272, net of stock issuance costs.

The Company classified the convertible preferred stock outside of total stockholders’ deficit because, in the event of certain deemed liquidation events that are not solely within the control of the Company, the shares would become redeemable at the option of the holders. The Company did not adjust the carrying values of the convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable of occurring.

Conversion

At the option of the holder, shares of Series A and Series B Preferred Stock were convertible into common stock at a conversion rate of one-to-0.5, subject to adjustments for stock dividends, splits, combinations, and similar events. Automatic conversion will occur in the event of a firmly underwritten public offering of common stock of the Company at a price of at least $4.00 per share, subject to appropriate adjustments for stock dividends, splits, combinations, and similar events, and with total gross proceeds to the Company of at least $15,000, before deduction of underwriters’ commissions and expenses. As noted above, the Series A and Series B Preferred Stock were converted to common stock at the time of the Company’s IPO.

Redemption

The shares of the Series A and Series B Preferred Stock were redeemable only upon acquisition or liquidation of the Company.

Liquidation preference

With respect to any distributions in connection with a liquidation, dissolution or winding up of the Company, or in connection with the sale of voting control of all or substantially all of the assets of the Company, by way of merger, acquisition, consolidation or similar transaction, prior to any distribution to common stockholders, the holders of Series A and Series B Preferred Stock were entitled to receive $1.526 and $4.981 per share, respectively, plus any declared but unpaid dividends, adjusted to reflect any dividends previously paid. If, upon the occurrence of such event, the assets and funds distributed among the holders of Series A and Series B Preferred Stock shall be insufficient to permit the payment to such holders of the full liquidation preference amounts, the entire assets and funds of the Company legally available shall be distributed ratably among the preferred stockholders in proportion to the preferential amount to which each holder is entitled.

After payment of the liquidation preferences, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution to its stockholders pro rata based on the number of shares of common stock held by each holder.

Voting rights

The holders of vested shares of common stock shall be entitled to vote on any matter submitted to a vote of the stockholders and each such holder shall be entitled to one vote per share of common stock held. The holders of Series A and Series B Preferred Stock were entitled to vote together with the common stock as a single class on any matter submitted to a vote of the stockholders. Holders of Series A and Series B Preferred Stock were entitled to the number of votes equal to the number of common stock issuable upon conversion of their respective Series A and Series B Preferred Stock at the time such shares are voted. The holders of a majority of the preferred stock had additional voting rights as specified in the Company’s Amended and Restated Certificate of Incorporation, as amended.

Equity awards

In 2012, the Board of Directors of the Company (the “Board”) approved the Tenon Medical, Inc. 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of common stock options, appreciation rights, and other awards to employees, directors, and consultants. Options issued under the 2012 Plan generally vest over a period of two to four years and have a 10-year expiration date. In April 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 662,516. In July 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan to 737,516. In August 2021, the Board increased the number of shares of common stock reserved for issuance under the 2012 Plan from 737,516 shares to 799,266 shares and approved the form of a 2022 Equity Incentive Plan.

On January 10, 2022 and February 2, 2022, the Board and stockholders, respectively, of the Company approved the Tenon Medical, Inc. 2022 Equity Incentive Plan (the “2022 Plan”), which was effective on April 25, 2022. The number of shares of common stock that may be subject to awards and sold under the 2022 Plan is equal to 1,600,000. Automatic annual increases in number of shares available for issuance under the 2022 Plan is equal to the least of (a) 1,100,000 shares, (b) 4% of the total number of shares of all classes of common stock outstanding on the last day of the immediately preceding fiscal year, or (c) such number determined by the 2022 Plan administrator no later than the last day of the immediately preceding fiscal year. Annual increases will continue until the tenth anniversary of the earlier of the Board or stockholder approval of the 2022 Plan, which is January 10, 2032. Upon the effective date of the 2022 Plan, the Board terminated the 2012 Plan such that no new equity awards will be issued by the 2012 Plan and all outstanding options under the 2012 plan are administered under the 2022 Plan.

The Company adopted the fair value recognition provisions in accordance with authoritative guidance related to equity-based payments. Compensation expense in 2022 and 2021 includes the portion of awards vested in the periods for all equity-based awards granted, based on the grant date fair value. Grant date fair value for restricted stock units is estimated using the fair value of the Company’s common stock on the date of grant. Grant date fair value for stock options is estimated using a Black-Scholes option valuation model, consistent with authoritative guidance, using the weighted-average assumptions in the table below:

	Years ended December 31,
	2022	2021
Expected volatility	57.68%	52.35%
Dividend yield	0%	0%
Risk-free interest rate	3.34%	0.99%
Expected term in years	5.85	5.76

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company in accordance with authoritative guidance.

A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:

	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of January 1, 2021	90,991	$0.62	4.93	—
Granted	658,903	$5.96		—
Cancelled/forfeited/expired	(22,500)	$5.20		—
Balance as of December 31, 2021	727,394	$5.32	7.12	—
Granted	171,450	$2.30		1,318,530	$7.93
Balance as of December 31, 2022	898,844	$4.74	8.10	1,318,530	$7.93
Exercisable at December 31, 2022	456,874	$4.89	7.34

The weighted-average grant-date fair value of options granted during the years ended December 31, 2022 and 2021 was $1.29 and $1.47, respectively. The aggregate intrinsic value of outstanding options at December 31, 2022 was $87. The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the estimated fair value of the Company’s common stock for in-the-money options at December 31, 2022. As of December 31, 2022, total compensation cost not yet recognized related to unvested share options was $9,389, which is expected to be recognized over a weighted-average period of 2.30 years.

The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2022 and 2021:

	Years ended December 31,
	2022	2021
Research and development	$995	$65
Sales and marketing	117	30
General, and administrative	1,785	282
Total stock-based compensation expense	$2,897	$377

At December 31, 2022, there were 110,020 shares available for issuance under the 2022 Plan.

Warrants

During 2020, the Company issued warrants to purchase 25,000 shares of common stock to a consultant. The warrants, which are equity-classified, are immediately exercisable at an exercise price of $5.20 per share. The fair value of the warrants on the grant date was $2.30 per warrant, which was calculated based on the following weighted-average assumptions, using a Black-Scholes option valuation model: expected term of 5.00 years; expected volatility of 51.88%; dividend yield of 0%, and risk-free interest rate of 0.30%. The Company recorded deferred offering costs of approximately $58 associated with these warrants during 2020 which was recorded in additional paid-in capital in 2022. These warrants expired immediately prior to the IPO per the original terms of the warrants.

In April 2022, as noted above, the Company granted the Underwriters warrants to purchase a total of 96,000 shares of the Company’s common stock. The warrants are immediately exercisable at an exercise price of $5.00 per share and expire on the fifth anniversary of the commencement of sales under the IPO. The fair value of the warrants on the grant date was $2.75 per warrant, which was calculated based on the following weighted-average assumptions, using a Black-Scholes option valuation model: expected term of 5.00 years; expected volatility of 62.55%; dividend yield of 0%, and risk-free interest rate of 2.92%. The Company recorded the fair value of these warrants of approximately $264 as an issuance cost to additional paid-in capital in 2022. As the IPO issuance costs were also recorded to additional paid-in capital, the net impact was $0.